Income Taxes - Components of the Net Deferred Tax Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	$ 13,566	$ 11,793
Deferred tax liability	(2,129)	(3,550)
Total deferred tax assets	11,437	8,243
Federal [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	11,638	10,177
Deferred tax liability	(1,768)	(2,947)
State [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	1,928	1,616
Deferred tax liability	$ (361)	$ (603)